MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund

MASSMUTUAL SELECT FUNDS
Supplement dated October 18, 2018 to the
Prospectus dated February 9, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund found on page 16 of the Prospectus in the section titled Annual Fund Operating Expenses:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I
Management Fees	0.33%
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	0.53%
Expense Reimbursement	(0.38%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.15%	[2]
[1]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .15% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund | Class I | USD ($)	15	121